U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No.   [    ]
                         Post-Effective Amendment No.  [ 15 ]
                                     and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No.            [ 16 ]
                        (Check appropriate box or boxes)

                            SCHWARTZ INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                              3707 West Maple Road
                        Bloomfield Hills, Michigan 48301
                    (Address of Principle Executive Offices)

       Registrant's Telephone Number, including Area Code: (248) 644-8500

                               George P. Schwartz
                        Schwartz Investment Counsel, Inc.
                              3707 West Maple Road
                        Bloomfield Hills, Michigan 48301
                     (Name and Address of Agent for Service)

                                   Copies to:
                              John A. Dudley, Esq.
                            Sullivan & Worcester LLP
                                1666 K Street, NW
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

/   / immediately upon filing pursuant to paragraph (b)
/   / on (date) pursuant to paragraph (b)
/   / 60 days after filing pursuant to paragraph (a)(1)
/   / on (date) pursuant to paragraph (a)(1)
/ X / 75 days after filing pursuant to paragraph (a)(2)
/   / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                PROSPECTUS AND APPLICATION
                                                      ________, 2003



                                                      [Logo omitted]

[Photograph of parents and baby]


                                                   Ave Maria Growth Fund

                                                    Ave Maria Bond Fund









          Schwartz Investment Trust
          -------------------------

                                               [Photograph of inside of church]


These securities have not been approved or disapproved by the Securities and Exchange
Commission  nor has the Securities and Exchange
Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS AND APPLICATION
_____________, 2003

                           SCHWARTZ INVESTMENT TRUST
                           3707 W. Maple Road
                           Bloomfield Hills, Michigan 48301
                           248-644-8500

                           AVE MARIA GROWTH FUND

                           AVE MARIA BOND FUND (Class R & I Shares)

                           INVESTMENT OBJECTIVES

                           AVE MARIA GROWTH FUND:
                           Long-term capital growth, using the growth style, from investments in companies that do not violate the core values and teachings of the Roman Catholic Church.

                           AVE MARIA BOND FUND:
                           A high level of current income with reasonable opportunity for capital appreciation.

                           The Ave Maria Growth Fund and the Ave Maria Bond Fund (each a "Fund" or together the "Funds") have retained Schwartz Investment Counsel, Inc. (the "Adviser") to manage the Funds' investments. The Adviser, with the approval of the Board of Trustees, has selected JLB & Associates, Inc. (the "Sub-Adviser") to serve as the sub-adviser to the Ave Maria Growth Fund. In addition, the Funds rely on guidance from the Catholic Advisory Board. The Catholic Advisory Board consists of 6 members that are actively involved in various Catholic organizations and activities. The members are in contact with many Catholic institutions and clergy and are familiar with the teachings and core values of the Roman Catholic Church. The Catholic Advisory Board reviews the selected securities of each Fund to determine if the companies issuing such securities meet the Funds' religious criteria.

                           FOR INFORMATION OR ASSISTANCE
                           IN OPENING AN ACCOUNT,
                           PLEASE CALL:

                           Gregory J. Schwartz & Co, Inc.
                           Bloomfield Hills, Michigan
                           1-866-AVE-MARIA
                           (1-866-283-6274)

TABLE OF CONTENTS

Risk/Return Summary..........................................................

Expense Information..........................................................

How to Purchase Shares.......................................................

How to Exchange Shares.......................................................

How to Redeem Shares.........................................................

Dividends and Distributions..................................................

Taxes........................................................................

Operation of the Fund........................................................

Prior Performance............................................................

Calculation of Share Price...................................................

Financial Highlights.........................................................

Shareholder Privacy Policy...................................................

Application..................................................................




                                 [Logo omitted]

                               RISK/RETURN SUMMARY


AVE MARIA GROWTH FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The investment objective of the Ave Maria Growth Fund is to seek long-term capital growth, using the growth style, from equity investments in companies that do not violate the core values and teachings of the Roman Catholic Church.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Ave Maria Growth Fund invests primarily in common stocks of companies believed by the Sub-Adviser to offer above-average potential for growth in revenues, profits or cash flow. Dividend and interest income are not important considerations in investment selection. The Fund may invest in companies of all sizes.

In selecting investments, the Sub-Adviser will rely primarily on fundamental analysis by reviewing the issuing company's financial statements, the fundamentals of other companies in the same industry, market trends and economic conditions.

The Fund practices morally responsible investing. The Sub-Adviser monitors over 13,000 primarily domestic corporations to identify companies as candidates for the Fund. This process is designed to avoid investments in companies it believes offer products or services that are contrary to the core values and teachings of the Roman Catholic Church. The Catholic Advisory Board reviews the selected securities to determine if the companies meet the Fund's religious criteria. In making this determination, the Catholic Advisory Board's members are guided by the magisterium of the Roman Catholic Church and the members actively seek the advice and counsel of Catholic clergy.

The Fund's investments are monitored in relation to the Sub-Adviser's criteria for a growth company. The Sub-Adviser evaluates a company's earnings growth, price to book value, along with other variables to determine whether the company meets its growth criteria. Generally, a company is held for three years. However, when a company no longer meets the Sub-Adviser's growth criteria, it is sold regardless of the time held by the Fund. In addition, stocks may also be sold if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church.

Under normal circumstances, all of the Fund's equity investments and at least 80% of the Fund's net assets will be invested in securities meeting the Fund's religious criteria. This policy and the Fund's investment objective may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

GENERAL MARKET RISKS
The return on and value of an investment in the Ave Maria Growth Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Sub-Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

MORAL INVESTING RISKS
The Sub-Adviser invests in equity securities only if they meet both the Fund's investment and religious requirements, and as such, the return may be lower than if the Sub-Adviser made decisions based solely on investment considerations. If the Catholic Advisory Board determines that a company has violated the teachings and core values of the Roman Catholic Church, the Catholic Advisory Board can request that the security be removed from the Fund. This policy could result in the Fund selling a security at an inopportune time from a financial point of view.

INVESTMENT STYLE RISK
The Fund's method of security selection may not be successful and the Fund may underperform the stock market as a whole. The Fund's growth style may go out of favor with investors, resulting in a negative impact to the Fund's performance. In addition, the Sub-Adviser may select companies that fail to grow as anticipated.

SMALL AND MID CAP COMPANY RISK
Investments in smaller and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger companies. In addition, in many instances, the securities of smaller and mid-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-sized companies may be subject to wider price fluctuations.

Please see the Statement of Additional Information for more information on risks.

PERFORMANCE SUMMARY

Since the Fund is just beginning operations, there is no performance information to report.

AVE MARIA BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Ave Maria Bond Fund seeks a high level of current income with reasonable opportunity for capital appreciation.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Ave Maria Bond Fund invests primarily (80% or more of its net assets) in investment-grade debt securities of primarily domestic issuers, including corporations and government agencies, as well as mortgage-backed and asset-backed securities. The Fund may also invest in unrated debt securities the Adviser determines are of comparable quality. In selecting securities, the Adviser will focus on the issuer's credit strength as well as the security's effective duration and yield. Effective duration is a measure of a debt security's price sensitivity to interest rate changes. Effective duration takes into account a debt security's cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due. The Fund also looks for securities that appear comparatively undervalued. For example, the Fund would consider a security having a yield that is higher than another security of similar credit quality and duration to be comparatively undervalued.

Under normal circumstances, all of the Fund's investments in corporate debt securities will satisfy the Fund's religious criteria. The Adviser monitors over 13,000 primarily domestic corporations to identify companies as candidates for the Fund. This process is designed to avoid investments in companies it believes offer products or services that are contrary to the core values and teachings of the Roman Catholic Church. The Catholic Advisory Board reviews the selected securities to determine if the companies meet the Fund's religious criteria. In making this determination, the Catholic Advisory Board's members are guided by the magisterium of the Catholic Church and the members actively seek the advice and counsel of Catholic clergy. However, the Fund's investments in U.S. government obligations (or money market instruments that the Fund may invest in for temporary defensive or liquidity purposes) may conflict with the Fund's religious goals.

The Fund will invest at least a majority of its assets in securities rated at least A (or an equivalent rating) at the time of purchase by a nationally recognized rating agency, or unrated securities of comparable quality, and in securities issued by the U.S. government, its agencies or its instrumentalities. The Fund will invest no more than 25% of its assets in securities whose highest rating, at the time of purchase, is BBB (or an equivalent rating).

"Investment-grade" securities are government securities and corporate bonds, debentures or notes rated at least BBB (or an equivalent rating), or unrated securities the Adviser considers to be of comparable quality. The Fund may invest up to 5% of its assets in securities whose ratings fall below investment grade.

Unlike funds investing solely for income, the Fund also seeks modest capital appreciation and growth of investment income. The Fund may purchase securities that are convertible into common stock or carry warrants or common stock purchase rights when the Adviser believes they offer higher return potential than nonconvertible securities. The Fund may also seek capital appreciation by investing in fixed income securities when the Adviser believes interest rates on such investments may decline, thereby increasing the market value of the Fund's fixed income securities. The Adviser may also purchase securities they believe have a high potential for credit upgrade.

The value of fixed income securities tends to decrease when interest rates rise and increase when interest rates fall. While securities with shorter maturities generally offer lower yields, they are less affected by interest rate changes and generally provide greater price stability than longer-term securities. When the Adviser expects interest rates to rise, they may purchase fixed income securities with shorter maturities or invest in money market instruments. When they expect interest rates to fall, the Adviser may invest in longer-term fixed income securities.

The Fund may invest in securities backed by mortgages, credit card receivables, automobile loans and other assets.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

GENERAL MARKET RISKS
Factors affecting the securities markets include economic growth and decline, interest rate levels and political events. There is a risk the Adviser will not accurately predict the impact of these and other factors, in which case the securities the Fund purchases might decline in value. As a result, there is a risk you could lose money by investing in the Fund.

MORAL INVESTING RISKS
The Fund's goal of investing in companies that are not in conflict with the teachings and core values of the Roman Catholic Church may hinder the Fund's performance compared to funds that invest based solely on investment considerations. In addition, the Fund's Catholic Advisory Board can request that a security be sold from the Fund's portfolio if it's decided that the company has violated the teachings and values of the Roman Catholic Church. This policy could result in the Fund selling a security at an inopportune time from a financial point of view.

CREDIT RISK
The value of the Fund's fixed income securities is affected by the issuers' continued ability to make interest and principal payments. The Fund could lose money if the issuers cannot meet their financial obligations or their credit ratings are downgraded. Securities rated in the lowest of the investment-grade categories (BBB or an equivalent rating) are considered more speculative than higher-rated securities. Their issuers may not be as financially strong as those of higher-rated bonds and may be more likely to not be able to make interest or principal payments during periods of economic uncertainty or downturn.

INTEREST RATE RISK
The value of the Fund's securities is also affected by changes in interest rates. When interest rates rise, the value of the Fund's securities and its share value will decline. A change in interest rates will also change the amount of income the Fund generates.

PREPAYMENT RISK
Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature, particularly during periods of declining interest rates. This could lower the Fund's return and result in losses to the Fund if some securities were acquired at a premium. Asset-backed securities may also carry a greater default risk than other securities because of the nature of the collateral. For example, credit card receivables are generally unsecured and are subject to consumer credit laws that may permit cardholders to reduce balances due. Holders of automobile receivables may not have an enforceable security interest in the underlying automobiles. In times of financial stress, these securities could become harder to value or to sell.

Please see the Statement of Additional Information for more information on risks.

PERFORMANCE SUMMARY

Since the Fund is just beginning operations, there is no performance numbers to report.

                               EXPENSE INFORMATION

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

SHAREHOLDER FEES (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases............................  None
     Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the net asset value at the time redeemed,
      whichever is less).................................................   1%*
     Sales Charge (Load) Imposed on Reinvested Dividends.................  None
     Redemption Fee......................................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                           Ave Maria           Ave Maria
                                          Growth Fund          Bond Fund
                                          -----------          ---------
                                                           Class R   Class I
                                                           -------   -------
  Management Fees .......................    1.00%          0.30%     0.30%
  Service (12b-1) Fees ..................    0.25%          0.25%     0.10%
  Other Expenses** ......................    0.xx%          0.xx%     0.xx%
                                            ------         ------    ------
  Expenses Before Fee Waivers ...........    x.xx%          x.xx%     x.xx%
  Fee Waivers*** ........................    x.xx%          x,xx%     x.xx%
                                            ------         ------    ------
  Total Annual Fund Operating Expenses ..    1.50%          0.60%     0.40%
                                            ======         ======    ======

* The contingent deferred sales load applies only if shares are redeemed or exchanged within one year of purchase.

**   Other Expenses' are based on estimated amounts for current fiscal year.

*** The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse the Funds' operating expenses so that the net expenses of the Ave Maria Growth Fund and the Ave Maria Bond Fund Class R & Class I shares, respectively, do not exceed 1.50% and 0.60%, 0.40%, respectively, until May 1, 2007. Any fee waivers or expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three years from the end of the fiscal year during which such waivers or reimbursements occurred, provided a Fund is able to make such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of such Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             Ave Maria                    Ave Maria
                            Growth Fund                   Bond Fund
                            -----------                   ---------
                                                      Class R    Class I
                                                      -------    -------
         1 Year              $   xxx                  $   xxx    $   xxx
         3 Years                 xxx                      xxx        xxx


You would pay the following expenses if you did not redeem your shares:

                             Ave Maria                    Ave Maria
                            Growth Fund                   Bond Fund
                            -----------                   ---------
                                                      Class R    Class I
                                                      -------    -------
         1 Year              $   xxx                  $   xxx    $   xxx
         3 Years                 xxx                      xxx        xxx


                             HOW TO PURCHASE SHARES

Your initial investment in a Fund ordinarily must be at least $1,000 (except that a $50 million initial investment is required to purchase Class I shares of the Ave Maria Bond Fund). The Funds may, in the Adviser's sole discretion, accept certain accounts with less than the stated minimum initial investment. Shares of the each Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Funds. Purchase orders received by the Funds' transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent") by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Purchase orders received by the Transfer Agent after 4:00 p.m., Eastern time, are confirmed at the net asset value next determined on the following business day.

OPENING A NEW ACCOUNT
You may open an account and make an initial investment in the Funds by sending a check and a completed account application form to Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Checks should be made payable to the applicable Fund. Third party checks will not be accepted. An account application is included in this Prospectus.

Shares of the Funds may be purchased or sold through brokerage firms or financial institutions. These organizations are authorized to accept purchase orders on behalf of the Funds. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Funds or the Transfer Agent. These organizations may be the shareholders of record of your shares. The Funds are not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Provided the Trust has received a completed account application form, you may also purchase shares of the Funds by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 888-726-9331) for instructions. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, the name of the Fund(s) in which you are investing, and the name of the bank which will wire the money. Your investment will be made at the next determined net asset value after your wire is received together with the account information indicated above. If the Transfer Agent does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you must mail or fax a completed account application to the Transfer Agent. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon 30 days' prior notice to shareholders.

CONTINGENT DEFERRED SALES LOAD
Shares of each Fund (except for Class I shares of the Ave Maria Bond Fund) are subject to a contingent deferred sales load of 1% on redemptions made within one year of their purchase. The contingent deferred sales load will be assessed on an amount equal to the lesser of (1) the net asset value at the time of purchase of the shares being redeemed, or (2) the net asset value of such shares at the time they are redeemed. A contingent deferred sales load will not be imposed upon redemptions of shares held for at least one year. Shares are subject to an annual service fee of up to 0.25% of each Fund's average daily net assets. Subject to federal securities laws, the Adviser may pay from its own resources compensation of up to 1% of the purchase amount to your broker, investment adviser, financial planner or financial institution at the time you purchase shares.

The contingent deferred sales load will not be imposed upon accounts established by investment advisory clients of the Adviser, or by Trustees and officers of the Trust or members of the Catholic Advisory Board, or by organizations or retirement plans affiliated with the forgoing individuals.

The contingent deferred sales load is also waived in connection with required distributions from IRA accounts due to the shareholder reaching age 70 1/2. The contingent deferred sales load is waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Funds may require documentation prior to waiver of the load, including death certificates, physicians' certificates, etc.

The contingent deferred sales load is also waived for shareholders systematically redeeming Fund shares under the Automatic Withdrawal Plan (see "How to Redeem Shares"). In order to qualify for this waiver, the total annual redemptions under the Plan may not exceed 15% of the initial value of the Fund shares when the Plan is established.

The contingent deferred sales load is waived with respect to shares of the Fund held through accounts (i) established under "wrap" or other fee-based programs sponsored and maintained by registered investment advisers, broker-dealers or other financial intermediaries and approved by the Fund's principal underwriter, and (ii) self-directed defined contribution employee benefit plans (for example, 401(k) plans).

All sales loads imposed on redemptions are paid to the Fund's principal underwriter. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing capital appreciation of the shares. In determining whether a particular redemption is subject to a contingent deferred sales load, it is assumed that the redemption is first of shares acquired pursuant to reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

ADDING TO YOUR ACCOUNT
You may purchase and add shares to your account by mail, or by bank wire transfer or through your broker-dealer. Checks should be sent to Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Checks should be made payable to the applicable Fund. Bank wires should be sent as outlined above. You may also make additional investments at the Funds' offices at 3707 W. Maple Road, Bloomfield Hills, Michigan 48301. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Funds reserve the right to impose such requirement.

AUTOMATIC INVESTMENT AND DIRECT DEPOSIT PLANS
You may make automatic monthly investments in the Funds from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. The Transfer Agent pays the costs of your transfers, but reserves the right, upon 30 days' written notice, to make reasonable charges for this service.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Funds. Social Security recipients may have all or a portion of their social security check transferred automatically to purchase shares of the Funds.

ADDITIONAL INFORMATION

The Funds mail you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Funds and the Distributor reserve the rights to limit the amount of investments and to refuse to sell to any person.

The Funds' account application contains provisions in favor of the Funds, the Distributor, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Funds or the Transfer Agent in the transaction.

                             HOW TO EXCHANGE SHARES

Shares of one Fund may be exchanged for shares of another Fund. The Funds will assess a contingent deferred sales load on exchanges among the Funds if they occur within one year of the original purchase date. You must meet the minimum investment requirements for the Fund into which you are exchanging. The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

Shares of the Fund acquired by means of an exchange will be purchased at the net asset value next determined after acceptance of the exchange request by the Transfer Agent. Exchanges may be made by sending a written request to the Transfer Agent, or by calling 888-726-9331. Please provide the following information:

     o    Your name and telephone number
     o    The exact name of your account and your account number
     o    Taxpayer identification number (usually your Social Security number)
     o    Dollar value or number of shares to be exchanged
     o    The name of the Fund from which the exchange is to be made
     o    The name of the Fund into which the exchange is being made

The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Funds reserve the right to terminate or modify the exchange privilege upon 60 days' notice to shareholders.

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

                              HOW TO REDEEM SHARES

You may redeem shares of the Funds on each day that the Funds are open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Funds' account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed.

Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. There is currently no charge for processing wire redemptions. However, the Transfer Agent reserves the right, upon 30 days' written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You will receive the net asset value per share next determined after receipt by the Transfer Agent (or other agents of the Funds) of your redemption request in the form described above, less any contingent deferred sales load on the redeemed shares. Be sure to review "How to Purchase Shares" above to determine whether your redemption is subject to a contingent deferred sales load. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Funds by certified check or wire.

You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Funds at the net asset value next determined after your order is received by such organization in proper form before 4:00 p.m., Eastern time, or such earlier time as may be required by such organization. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

AUTOMATIC WITHDRAWAL PLAN
If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $50 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days' written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 888-726-9331 for additional information.

ADDITIONAL INFORMATION
At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Funds reserve the right to require you to close your account if at any time the value of your shares is less than $1,000 (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Funds may determine from time to time. After notification to you of the Funds' intention to close your account, you will be given 60 days to increase the value of your account to the minimum amount.

The Funds  reserve the right to suspend the right of  redemption  or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission. Each Fund reserves the right to make payment for shares redeemed in liquid portfolio securities of the Fund taken at current value.


                           DIVIDENDS AND DISTRIBUTIONS

The Ave Maria Growth Fund intends to distribute substantially all of its net investment income, if any, on an annual basis. The Ave Maria Bond Fund intends to distribute substantially all of its net investment income on a monthly basis. Each of the Funds intend to distribute any net realized capital gains annually.

Distributions are paid according to one of the following options:


Share Option  --    income distributions and capital gains distributions
                    reinvested in additional shares.

Income Option --    income  distributions  and  short-term capital gains
                    distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

Cash Option   --    income distributions and capital gains distributions
                    paid in cash.

You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

                                      TAXES

Each Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. Each Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. The Ave Maria Growth Fund expects most of its distributions to be in the form of capital gains and the Ave Maria Bond Fund expects most of its distributions to be in the form of net investment income.

Distributions of net investment income and net realized short-term capital gains, if any, are taxable as ordinary income. Dividends distributed by the Ave Maria Growth Fund from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Funds are taxable to you as capital gains, without regard to the length of time you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its assets. Redemptions of shares of the Funds are taxable events on which you may realize a gain or loss.

The Funds will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions. You should consult your tax advisor about the tax effect of distributions from the Funds, redemptions and exchanges of Fund shares, and the use of the Automatic Withdrawal Plan.


                             OPERATION OF THE FUNDS

Each Fund is a diversified series of Schwartz Investment Trust (the "Trust"), an open-end management investment company organized as an Ohio business trust. The Board of Trustees supervises the business activities of the Funds. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Funds.

INVESTMENT ADVISER The Trust retains Schwartz Investment Counsel, Inc. (the "Adviser"), 3707 W. Maple Road, Bloomfield Hills, Michigan 48301, to manage the Funds' investments. The Adviser has been registered as an investment adviser since 1988 and has approximately $315 million of assets under management as of December 31, 2002. The controlling shareholder of the Adviser is George P. Schwartz, who is President of both the Trust and the Adviser. The Ave Maria Growth Fund pays the Adviser a fee at the annual rate of 1% of the average value of its daily net assets. The Ave Maria Bond Fund pays the Adviser a fee at an annual rate of 0.30% of the average value of its daily net assets. Richard L. Platte, CFA, is primarily responsible for managing the Bond Fund's portfolio, and has acted in this capacity since the date of this Prospectus. Mr. Platte is Executive Vice President of Schwartz Investment Counsel and he has been with the firm since 1987.

SUB-ADVISER
Subject to the authority of the Board of Trustees and the supervision of the Adviser, the Adviser has retained JLB & Associates, Inc. (the "Sub-Adviser"), 44670 Ann Arbor Road, Suite 190 Plymouth, Michigan 48170, to provide the Ave Maria Growth Fund with a continuous program of investing the Fund's assets and determining the composition of the Fund's portfolio. James Bashaw, Vice President of the Sub-Adviser, is primarily responsible for managing the Ave Maria Growth Fund's portfolio, and has acted in this capacity since the date of this Prospectus. Compensation of the Sub-Adviser is paid by the Adviser (not the Fund) at the annual rate of 0.40% of the average value of its daily net assets. The Sub-Adviser's fee will be reduced on a pro-rata basis to the extent the Adviser waives any of its advisory fees or reimburses expenses of the Fund.


                                PRIOR PERFORMANCE

SCHWARTZ INVESTMENT COUNSEL, INC. - FIXED INCOME ACCOUNT

The investment performance illustrated represents separate Fixed Income Account performance of the Adviser for the periods ending 12/31/2002. The Fixed Income Account was managed with investment objectives, policies and strategies substantially similar to those employed by the Adviser in managing the Ave Maria Bond Fund. George Schwartz, President of the Adviser, has been primarily responsible for the day-to-day management of the Fixed Income Account throughout the entire period presented. Mr. Platte, Executive Vice President of the Adviser, started co-managing the Fixed Income Account in 1987 and has served in that capacity since. Mr. Platte will likewise be primarily responsible for the day-to-day management of the Ave Maria Bond Fund's portfolio. These numbers do not indicate how the Ave Maria Bond Fund will perform in the future. Past performance is not a guarantee of future results.

The performance data below represents prior performance of a separately managed Fixed Income Account and not the prior performance of the Ave Maria Bond Fund and should not be relied upon by investors as an indication of future performance of the Ave Maria Bond Fund. However, it does provide investors a summary of the Adviser's experience in managing fixed income securities. These returns include the deduction for management fees and other applicable expenses incurred in the management of the account. As a point of comparison, the performance of Lehman Brothers Intermediate Government Credit Index is also presented. The Lehman Brothers Intermediate Government Credit Index is an unmanaged index of intermediate term bonds.

Annualized Returns*
                           Schwartz Fixed       Lehman  Brothers  Intermediate
                           Income Account         Government  Credit Index
                           --------------       ------------------------------
1 Year                         7.8%                        9.8%
5 Years                        6.9%                        7.5%
10 Years                       6.9%                        7.1%
15 Years                       8.2%                        8.3%
20 Years                       9.4%                        9.3%

* The ANNUALIZED RETURN is calculated from monthly data, allowing for compounding and these returns have not been audited.

While the Adviser will employ for the Ave Maria Bond Fund investment objectives, policies and strategies that are substantially similar to those that were employed in managing the Fixed Income Account, the Adviser, in managing the Fund, may be subject to certain restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code on its investment activities to which, as the investment adviser to the Fixed Income Account, it was not previously subject. Examples include limits on percentages of assets invested in securities of issuers in a single industry and requirements on distributing income to shareholders. Such restrictions, if they had been applicable to the Fixed Income Account, may have adversely affected the performance results of the Fixed Income Account.

Operating expenses may be incurred by the Fund which were not incurred by the Fixed Income Account. The Fund's fees and expenses are higher than those of the Fixed Income Account which would lower the performance. While the Fixed Income Account incurs inflows and outflows of cash, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not impact the Fund's performance. It is not intended that the foregoing performance data be relied upon by investors as an indication of future performance of the Fund.

JLB & ASSOCIATES, INC. - EQUITY ACCOUNT

The investment performance illustrated represents Equity Account performance of the Sub-Adviser for the periods ended 12/31/2002. The Equity Account was managed with investment objectives, policies and strategies substantially similar to those employed by the Sub-Adviser in managing the Ave Maria Growth Fund. James Bashaw, CFA, President of the Sub-Adviser, has been primarily responsible for the day-to-day management of the Equity Account throughout the entire period presented. Mr. Bashaw will likewise be primarily responsible for the day-to-day management of the Ave Maria Growth Fund's portfolio. These numbers do not indicate how the Ave Maria Growth Fund will perform in the future. Past performance is not a guarantee of future results.

The performance data below represents prior performance of a separately managed equity accounts and not the prior performance of the Ave Maria Growth Fund and should not be relied upon by investors as an indication of future performance of the Ave Maria Growth Fund. However, it does provide investors a summary of the Sub-Adviser's experience in managing equity securities. These returns include the deduction for management fees and other applicable expenses incurred in the management of the account. As a point of comparison, the performance of the S & P 500 Index is also presented.

Annualized Returns*
                                JLB                 S&P 500
                           Equity Account            Index
                           --------------          --------
1 Year                        -19.2%                -22.1%
5 Years                         2.4%                 -0.6%
10 Years                       11.0%                  9.3%
15 Years                       12.9%                 11.5%

* The ANNUALIZED RETURN is calculated from monthly data, allowing for compounding and have not been audited.

While the Sub-Adviser will employ for the Ave Maria Growth Fund investment objectives, policies and strategies that are substantially similar to those that were employed in managing the Equity Account, the Sub-Adviser, in managing the Fund, may be subject to certain restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code on its investment activities to which, as the investment adviser to the Equity Account, it was not previously subject. Examples include limits on percentages of assets invested in securities of issuers in a single industry and requirements on distributing income to shareholders. Such restrictions, if they had been applicable to the Equity Account, may have adversely affected the performance results of the Equity Account.

Operating expenses may be incurred by the Fund which were not incurred by the Equity Account. The Fund's fees and expenses are higher than those of the Equity Account which would lower the performance. While the Equity Account incurs inflows and outflows of cash, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not impact the Fund's performance. It is not intended that the foregoing performance data be relied upon by investors as an indication of future performance of the Fund.

DISTRIBUTOR
Schwartz Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of shares of the Funds. The Funds may be distributed through other broker-dealers as well.

THE CATHOLIC ADVISORY BOARD
Each member of the Catholic Advisory Board has served for many years on Catholic boards, committees, foundations and other Catholic organizations. They have all interfaced closely with the hierarchy of the Catholic Church, including bishops, archbishops, and in some cases, the Pope. All of them are familiar with the magisterium of the Roman Catholic Church. The Catholic Advisory Board regularly reviews each Fund's portfolio to ensure that the companies in which the Funds invest offer products and services that do not violate the teachings and core values of the Roman Catholic Church. The Catholic Advisory Board reviews companies using publicly available information as well as information from the Adviser, shareholders and other sources. The Catholic Advisory Board's members actively seek the advice and counsel of Catholic clergy in determining if companies meet the Funds' religious criteria.

The members of the Catholic Advisory Board are:

     BOWIE K. KUHN, CHAIRMAN
     Former Commissioner of Major League Baseball

     THOMAS S. MONAGHAN
     Former CEO of Domino's Pizza, Inc.

     PAUL R. RONEY
     Executive Director of the Ave Maria Foundation

     MICHAEL NOVAK
     Author, columnist and former U.S. Ambassador

     THOMAS J. SULLIVAN
     Retired Executive Vice President of McGraw Hill

     PHYLLIS S. SCHLAFLY
     Founder of Eagle Forum

     His Eminence Adam Cardinal Maida is the ecclesiastical advisor to the Catholic Advisory Board, but is not connected to the Funds in any way.

SHAREHOLDER SERVICING PLAN
Each Fund has adopted a Shareholder Servicing Plan (the "Plan"). The Plan allows the Funds to make payments to financial organizations (including payments directly to the Adviser and the Distributor) for providing account administration and personal and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund's average daily net assets. The Adviser may make additional payments to financial organizations from its own revenues based on the amount of customer assets maintained in the Funds by such organizations. The payment by the Adviser of any such additional compensation will not affect the expense ratio of the Funds.


                           CALCULATION OF SHARE PRICE

On each day that the Funds are open for business, the share price (net asset value) of each Fund's shares is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Funds are open for business on each day the New York Stock Exchange is open for business. The net asset value per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of a Fund's shares is effected is based on the next calculation of net asset value after the order is placed.

Portfolio securities are valued as follows: (1) securities which are traded on stock exchanges are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price on the New York Stock Exchange or other primary exchange, (2) securities quoted by NASDAQ are valued at the last reported sale price, or, if not traded on a particular day, at the mean between the closing bid and asked prices as reported by NASDAQ, (3) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (4) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (5) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of each Fund will fluctuate with the value of the securities it holds.


                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years. Certain financial information reflects financial results for a single Fund share. The total return in each table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2002 has been audited by ___________________________, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. The information for years ended prior to December 31, 2002 was audited by other independent public accountants.

On ___________, 2003, the Funds were reorganized as separate series of Schwartz Investment Trust. Prior to the reorganization, the Funds were each a series of a different investment company and the Fund's investment process was under the control of a different investment adviser. Although the investment objective and strategies of each Fund are substantially similar to those of the predecessor fund, the performance record illustrated below is that of the predecessor fund and not that of the current investment adviser to the Fund. You should keep that in mind when deciding whether or not to invest in the Fund.


             [INSERT TABLES FROM ANNUAL REPORT OF THE AQUINAS FUNDS]

                           SHAREHOLDER PRIVACY POLICY

--------------------------------------------------------------------------------

This privacy policy notice is for Schwartz Investment Trust (the "Trust") and Schwartz Fund Distributors, Inc., the Trust's principal underwriter. In the remainder of the Policy, these entities will be referred to as "We."

WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER OUR BUSINESS.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.)
o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).
o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about your or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, subadvisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your nonpublic information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION,   CALL   1-888-726-9331   TO   TALK  TO  A   SHAREHOLDER   SERVICES
REPRESENTATIVE.

BOARD OF TRUSTEES
Donald J. Dawson, Jr.
Fred A. Erb
Bowie K. Kuhn
John J. McHale
Sidney F. McKenna
George P. Schwartz, CFA
Gregory J. Schwartz

OFFICERS
Gregory J. Schwartz, Chairman of the Board
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, Vice President and Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, CPA, Assistant Secretary
John F. Splain, Assistant Secretary
Theresa A. Minogue, CPA, Assistant Treasurer
Mark J. Seger, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
248-644-8500

PRIMARY SELLING AGENT
GREGORY J. SCHWARTZ & CO., INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
1-866-AVE-MARIA

CUSTODIAN
FIFTH THIRD BANK
38 Fountain Square Plaza
Cincinnati, Ohio 45263

TRANSFER AGENT
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

AUDITORS
DELOITTE & TOUCHE LLP
1700 Courthouse Plaza Northeast
Dayton, Ohio 45402

DISTRIBUTOR
SCHWARTZ FUND DISTRIBUTORS, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
248-644-8500

                             ADDITIONAL INFORMATION

Additional information about the Funds is included in the Statement of Additional Information (SAI), which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-888-726-9331.

Information about the Funds, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of information on the EDGAR Database on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

File No. 811-7148








               SCHWARTZ INVESTMENT COUNSEL, INC. ESTABLISHED 1980

                                 [Logo omitted]

            3707 West Maple Road o Bloomfield Hills o Michigan 48301
                                  248-644-8500
                             www.schwartzinvest.com

                            SCHWARTZ INVESTMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                                 ________, 2003


                              AVE MARIA GROWTH FUND
                               AVE MARIA BOND FUND


     This Statement of Additional Information supplements the Prospectus offering shares of the Ave Maria Growth Fund and the Ave Maria Bond Fund (the "Funds"). The Funds are each a series of Schwartz Investment Trust, a registered open-end, diversified management investment company. This Statement of Additional Information, which is incorporated by reference in its entirety into the Prospectus, should be read only in conjunction with the Prospectus for the Funds, dated _______, 2003, as it may from time to time be revised.

     Because this Statement of Additional Information is not a prospectus, no investment in shares of the Funds should be made solely on the basis of the information contained herein. It should be read in conjunction with the Prospectus of the Funds. A copy of the Funds' Prospectus may be obtained by writing the Funds at 3707 W. Maple Road, Bloomfield Hills, Michigan 48301, or by calling the Funds toll-free at 888-726-9331. Capitalized terms used but not defined herein have the same meaning as in the Prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                            Schwartz Investment Trust
                               3707 W. Maple Road
                        Bloomfield Hills, Michigan 48301

                                TABLE OF CONTENTS
                                -----------------

THE TRUST...................................................................  2

INVESTMENT POLICIES AND RISK CONSIDERATIONS.................................  4

INVESTMENT LIMITATIONS...................................................... 16

TRUSTEES, OFFICERS AND THE CATHOLIC ADVISORY BOARD.......................... 18

THE INVESTMENT ADVISER...................................................... 23

THE SUB-ADVISER............................................................. 24

SHAREHOLDER SERVICING PLAN.................................................. 25

THE DISTRIBUTOR............................................................. 26

SECURITIES TRANSACTIONS..................................................... 26

PORTFOLIO TURNOVER.......................................................... 28

CALCULATION OF SHARE PRICE.................................................. 28

SPECIAL SHAREHOLDER SERVICES................................................ 29

TAXES....................................................................... 30

REDEMPTION IN KIND.......................................................... 31

HISTORICAL PERFORMANCE INFORMATION.......................................... 32

CUSTODIAN................................................................... 33

AUDITORS.................................................................... 33

LEGAL COUNSEL............................................................... 34

TRANSFER AGENT.............................................................. 34

FINANCIAL STATEMENTS........................................................ 35

APPENDIX.................................................................... 36

THE TRUST
---------

     Schwartz Investment Trust (the "Trust"), an open-end, diversified management investment company, was organized as an Ohio business trust on August 31, 1992. The Trust currently offers four series of shares to investors: the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Bond Fund and the Schwartz Value Fund. This Statement of Additional Information provides information relating to the Ave Maria Growth Fund and the Ave Maria Bond (individually a "Fund" and together the "Funds"). Information relating to the Ave Maria Catholic Values Fund and the Schwartz Value Fund may be found in separate Statements of Additional Information. Each Fund has its own investment strategies and policies.

     Pursuant to an Agreement and Plan of Reorganization, on _______, 2003, the Ave Maria Growth Fund and the Ave Maria Bond Fund purchased the assets and liabilities of the Aquinas Growth Fund and the Aquinas Fixed Income Fund (the "Predecessor Funds") of the Aquinas Funds, Inc., respectively. The investment goals, strategies, policies and restrictions of each Fund and its Predecessor Fund are substantially similar. The financial data and performance information in this Statement of Additional Information and the Prospectus with respect to the Ave Maria Growth Fund and the Ave Maria Bond Fund are for the Predecessor Funds.

     Shares of the Funds have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Funds are not required to hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 (the "1940 Act") in order to facilitate communications among shareholders.

     Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

     The Ave Maria Bond Fund sells Class R and Class I shares. Each class of shares represent an interest in the same assets of the Ave Maria Bond Fund, have the same rights and are identical in all material respects except that (1) class R shares bear the expense of higher distribution fees; (2) certain other class specific expenses may be borne solely by the class to which such expenses are attributable, including printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expense of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (3) each class has exclusive voting rights relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of each Fund into additional classes of shares at a future date.

INVESTMENT POLICIES AND RISK CONSIDERATIONS
-------------------------------------------

     The Prospectus  describes the Funds'  principal  investment  strategies and
risks.   This  section   expands  upon  that   discussion   and  also  discusses
non-principal investment strategies and risks.

                              Temporary Investments

     For temporary defensive purposes, each Fund may invest up to 100% of its total assets in cash and high-quality money market obligations. Money market securities include short-term investment-grade fixed-income securities, bankers' acceptances, commercial paper, commercial paper master notes and repurchase agreements.

     The Funds may invest in commercial paper and other cash equivalents rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, commercial paper master notes (which are demand instruments bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) of issuers whose commercial paper is rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's and unrated debt securities which are deemed by the Adviser to be of comparable quality. Each Fund may also invest in United States Treasury Bills and Notes, and certificates of deposit of domestic branches of U.S. banks.

     The Funds may invest in repurchase agreements issued by banks and certain non-bank broker-dealers. In a repurchase agreement, a Fund buys an interest-bearing security at one price and simultaneously agrees to sell it back at a mutually agreed upon time and price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. When entering into repurchase agreements, a Fund must hold an amount of cash or government securities at least equal to the market value of the securities that are part of the repurchase agreement. A repurchase agreement can be considered as a loan collateralized by the security purchased. A repurchase agreement involves the risk that a seller may declare bankruptcy or default. In that event, a Fund may experience delays, increased costs and a possible loss. Repurchase agreements will be acquired in accordance with procedures established by the Funds' Board of Trustees which are designed to evaluate the credit worthiness of the other parties to the repurchase agreements.

                          Lending Portfolio Securities

     Each of the Funds may lend a portion of its portfolio securities. Such loans may not exceed 10% of the net assets of the lending Fund. Income may be earned on collateral received to secure the loans. Cash collateral would be invested in money market instruments. U.S. Government securities collateral would yield interest or earn discount. Part of this income might be shared with the borrower. Alternatively, the lending Fund could allow the borrower to receive the income from the collateral and charge the borrower a fee. In either event, the Fund would receive the amount of dividends or interest paid on the loaned securities.

     Usually these loans would be made to brokers, dealers or financial institutions. Loans would be fully secured by collateral deposited with the Funds' custodian in the form of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This collateral must be increased within one business day in the event that its value should become less than the market value of the loaned securities. While there may be delays in recovery or even loss of rights in the collateral should the borrower fail financially, the loans will be made only to firms deemed by the Funds' investment adviser, to be of good standing. Loans will not be made unless, in the judgment of the Adviser, the consideration which can be earned from such loans justifies the risk.

     The borrower, upon notice, must redeliver the loaned securities within 3 business days. In the event that voting rights with respect to the loaned securities pass to the borrower and a material proposal affecting the securities arises, the loan may be called or the Fund will otherwise secure or be granted a valid proxy in time for it to vote on the proposal.

     In making such loans, the Funds may utilize the services of a loan broker and pay a fee therefor. The Funds may incur additional custodian fees for services in connection with lending of securities.

                             When-Issued Securities

     The Ave Maria Bond Fund may purchase securities on a forward commitment or when-issued basis, which means that the price of the securities is fixed at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 90 days after the commitment to purchase. Interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. The Funds will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but the Funds may sell these securities before the settlement date if the Adviser and/or Sub-Adviser deems it advisable. The Funds will not accrue income in respect of a when-issued security prior to its stated delivery date.

     When the Funds purchase securities on a when-issued basis, they will maintain with the Funds' custodian cash or liquid securities having an aggregate value equal to the amount of its purchase commitment until payment is made. The purpose and effect of such maintenance is to prevent the Fund from gaining investment leverage from when- issued transactions. When-issued securities may decline or increase in value during the period from the Fund's investment commitment to the settlement of the purchase.

                               Foreign Securities

     Each of the Funds may invest up to 15% of its total assets in securities of foreign issuers that are U.S. dollar-denominated and up to 5% of its total assets in securities of foreign issuers denominated in foreign currencies. Securities of foreign issuers in the form of American Depository Receipts ("ADRs") that are regularly traded on recognized U.S. exchanges or in the U.S. over-the-counter market are not considered foreign securities for purposes of these limitations. Each of the Funds, however, will not invest more than 10% of its total assets in such ADRs and will only invest in ADRs that are issuer sponsored. Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investments. The value of a Fund's foreign investments may be significantly affected by changes in currency exchange rates, and the Funds may incur certain costs in converting securities denominated in foreign currencies to U.S. dollars. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes which would reduce a Fund's income without providing a tax credit for the Fund's shareholders. Although the Funds intend to invest in securities of foreign issuers domiciled in nations in which their respective portfolio managers consider as having stable and friendly governments, there is a possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

                   Mortgage-Backed and Asset-Backed Securities

     The Ave Maria Bond Fund may invest in Mortgage-Backed as well as other asset-backed securities (i.e., securities backed by credit card receivables, automobile loans or other assets). Mortgage-Backed Securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-Backed Securities include: (i) Guaranteed Government Agency Mortgage-Backed Securities;
(ii) Privately-Issued Mortgage-Backed Securities; and (iii) collateralized mortgage obligations and multiclass pass-through securities. These securities as well as other asset-backed securities are described below.

     GUARANTEED GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities include Guaranteed Government Agency Mortgage-Backed Securities, which represent participation interests in pools of residential mortgage loans originated by United States governmental or private lenders and guaranteed, to the extent provided in such securities, by the United States Government or one of its agencies or instrumentalities. Such securities, with the exception of collateralized mortgage obligations, are ownership interests in the underlying mortgage loans and provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

     The Guaranteed Government Agency Mortgage-Backed Securities in which the Bond Fund may invest will include those issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). As more fully described below, these securities may include collateralized mortgage obligations, multiclass pass-through securities and stripped mortgage-backed securities.

     GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. To meet its obligations under such guarantee, Ginnie Mae is authorized to borrow from the United States Treasury with no limitations as to amount.

     FANNIE MAE CERTIFICATES. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a United States Government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. Fannie Mae acquires funds to purchase home mortgage loans from many capital market investors that ordinarily may not invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

     Each Fannie Mae Certificate will entitle the registered holder thereof to receive amounts representing such holder's pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments, on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by Fannie Mae, which guarantee is not backed by the full faith and credit of the United States Government.

     FREDDIE MAC CERTIFICATES. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of Freddie Mac currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

     Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. Freddie Mac also guarantees to each registered holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but, generally, does not guarantee the timely payment of scheduled principal. Freddie Mac may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of Freddie Mac under its guarantee are obligations solely of Freddie Mac and are not backed by the full faith and credit of the United States Government.

     PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES. Privately-Issued Mortgage-Backed Securities are issued by private issuers and represent an interest in or are collateralized by (i) Mortgage-Backed Securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Privately-Issued Agency Mortgage-Backed Securities"), or (ii) whole mortgage loans or non-Agency collateralized Mortgage-Backed Securities ("Privately-Issued Non-Agency Mortgage-Backed Securities"). These securities are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Privately-Issued Agency Mortgage-Backed Securities usually are backed by a pool of Ginnie Mae, Fannie Mae and Freddie Mac Certificates. Privately-Issued Non-Agency Mortgage-Backed Securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans that are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae or Freddie Mac, and generally are structured with one or more types of credit enhancement. As more fully described below, these securities may include collateralized mortgage obligations and, multiclass pass-through securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES. Mortgage-Backed Securities include collateralized mortgage obligations or "CMOs," which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by other Mortgage-Backed Securities or whole loans (such collateral collectively hereinafter referred to as "Mortgage Assets"). CMOs include multiclass pass-through securities, which can be equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on classes of the CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in innumerable ways, some of which bear substantially more risk than others. In particular, certain classes of CMO's and other types of mortgage pass-through securities, including interest only classes, principal only classes, inverse floaters, Z or accrual classes and companion classes, are designed to be highly sensitive to changes in prepayment and interest rates and can subject the holder to extreme reductions of yield and loss of principal. The Bond Fund will not invest in such high-risk derivative mortgage-backed securities.

     MORTGAGE DOLLAR ROLLS. The Ave Maria Bond Fund may enter into mortgage "dollar rolls" in which the Fund sells Mortgage-Backed Securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the Mortgage-Backed Securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Ave Maria Bond Fund will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Funds' borrowings and other senior securities.

     ASSET-BACKED SECURITIES. Asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). Non-mortgage asset-backed securities do not have the benefit of the same security interest in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

     Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could cause the Bond Fund to experience difficulty in valuing or liquidating such securities.

     MISCELLANEOUS. The yield characteristics of Mortgage-Backed Securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Certain classes of CMOs and other types of mortgage pass-through securities, including those whose interest rates fluctuate based on multiples of a stated index, are designed to be highly sensitive to changes in prepayment and interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

     Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in the mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-Backed Securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

     No assurance can be given as to the liquidity of the market for certain Mortgage-Backed Securities, such as CMOs and multiclass pass-through securities. Determination as to the liquidity of such securities will be made in accordance with guidelines established by the Company's Board of Trustees. In accordance with such guidelines, the Adviser and the Sub-Adviser will monitor each Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information.

     Interest rates on variable rate Mortgage-Backed Securities are subject to periodic adjustment based on changes or multiples of changes in an applicable index. The One-Year Treasury Index and LIBOR are among the common interest rate indexes. The One-Year Treasury Index is the figure derived from the average weekly quoted yield on U.S. Treasury Securities adjusted to a constant maturity of one year. LIBOR, the London interbank offered rate, is the interest rate that the most creditworthy international banks dealing in U.S. dollar-denominated deposits and loans charge each other for large dollar-denominated loans. LIBOR is also usually the base rate for large dollar-denominated loans in the international market. LIBOR is generally quoted for loans having rate adjustments at one, three, six or twelve month intervals.

                               Illiquid Securities

     Each of the Funds may invest in illiquid securities, which include certain restricted securities (privately placed securities), repurchase agreements maturing in more than seven days and other securities that are not readily marketable. However, no Fund will acquire illiquid securities if, as a result, they would comprise more than 5% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 5% limitation. Securities eligible to be resold pursuant to Rule 144A under the Securities Act may be considered liquid by the Board of Trustees. Risks associated with illiquid securities include the potential inability of a Fund to promptly sell a portfolio security after its decision to sell.

     Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Trustees, with the assistance of the Adviser and/or Sub-Adviser. If through the appreciation of restricted securities or the depreciation of unrestricted securities, a Fund should be in a position where more than 5% of the value of its net assets are invested in illiquid assets, including restricted securities, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

                           U.S. Government Securities

     Each of the Funds may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities which include Treasury securities which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Ginnie Mae Certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by Fannie Mae, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government sponsored agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

                             Zero Coupon Securities

     The Ave Maria Bond Fund may invest up to 10% of its net assets in zero coupon U.S. Government and corporate debt securities, which do not pay current interest, but are purchased at a discount from their face values. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than to other types of debt securities having similar maturities and credit qualities.



                               Hedging Instruments

     The Ave Maria Bond Fund may buy and sell futures contracts on debt securities ("Debt Futures"). When the Fund buys a Debt Future, it agrees to take delivery of a specific type of debt security at a specific future date for a fixed price; when it sells a Debt Future, it agrees to deliver a specific type of debt security at a specific future date for a fixed price. Either obligation may be satisfied by the actual taking, delivering or entering into an offsetting Debt Future to close out the futures position. The Bond Fund may purchase puts but only if (i) the investments to which the puts relate are Debt Futures; and (ii) the puts are traded on a domestic commodities exchange. Such puts need not be protective (i.e., the Fund need not own the related Debt Futures). The Ave Maria Bond Fund may write covered puts on Debt Futures. For a put to be covered, the Fund must maintain cash or liquid securities equal to the option price. The Ave Maria Bond Fund may purchase calls and write calls but only if (i) the investments to which the calls relate are Debt Futures; and (ii) the calls are traded on a domestic commodities exchange.

     FUTURES CONTRACTS. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if the Fund had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker known as a Futures Commission Merchant (FCM), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value. If the value of a party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

     PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. Only exchange listed options will be acquired.


     WRITING CALL AND PUT OPTIONS. When a Fund writes a call option, it receives a premium and agrees to sell the related investments to a purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period. If the call is exercised, the Fund forgoes any gain from an increase in the market price over the exercise price. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts.

     To terminate its obligation on a call which it has written, the Fund may purchase a call in a "closing purchase transaction." (As discussed above, the Fund may also purchase calls other than as part of such closing transactions.) A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the premium received. Any profits realized from the premiums received on options which expire unexercised are considered short-term gains for federal income tax purposes and, when distributed, are taxable as ordinary income.

     Writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of a premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Bond Fund may only write covered puts. For a put to be covered, the Fund must maintain cash or liquid securities equal to the option price. A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised because the Fund retains the premium received. Any profits realized from the premiums received on options which expire unexercised are considered short-term gains for federal income tax purposes and, when distributed, are taxable as ordinary income.

     COMBINED OPTION POSITIONS. The Ave Maria Bond Fund may purchase and write options (subject to the limitations discussed above) in combination with each other to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments. A Fund may invest in options and futures contracts based on securities which differ from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of the Fund's investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in historical volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. Successful use of these techniques requires skills different from those needed to select portfolio securities.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instruments' current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will maintain U.S. Government securities, cash or liquid securities in the amount prescribed. Securities so maintained cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that such maintenance of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The Ave Maria Bond Fund intends to file a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the following representations:

     (1) The Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations; provided that the Fund may hold positions in futures contracts or options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and losses on any such contracts (subject to limited exclusions for options that are in-the-money at the time of purchase); and

     (2) The Fund will not market participations to the public as or in a commodity pool or otherwise as or in a vehicle for trading in the commodities futures or commodity option markets.

     SPECIAL RISKS OF HEDGING AND INCOME ENHANCEMENT STRATEGIES. Participation in the options or futures markets involves investment risks and transactions costs to which the Ave Maria Bond Fund would not be subject absent the use of these strategies. If the Fund's prediction of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of Debt Futures and options on Debt Futures include (i) dependence on the portfolio manager(s)' ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (ii) imperfect correlation between the price of options and Debt Futures and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the possible absence of a liquid secondary market for any particular instrument at any time; and (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

INVESTMENT LIMITATIONS
----------------------

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to a Fund without the affirmative vote of a majority of the outstanding shares of that Fund. For purposes of the discussion of these fundamental investment limitations, the term "majority" of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

     1. Each of the Funds will diversify its assets in different companies and will not purchase securities of any issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer or more than 5% of the Fund's assets would be invested in securities of such issuer (except that up to 25% of the value of the Fund's total assets may be invested without regard to this limitation). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

     2. Neither Fund will purchase securities on margin, participate in a joint trading account or sell securities short (except for such short term credits as are necessary for the clearance of transactions); provided, however, that the Bond Fund may (i) enter into interest rate swap transactions; (ii) purchase or sell futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; (iv) write or invest in put or call options; and (v) enter into foreign currency exchange contracts.

     3. Neither Fund will borrow money or issue senior securities, except the Funds may borrow for temporary or emergency purposes, and then only from banks, in an amount not exceeding 25% of the value of the Fund's total assets. The Funds will not borrow money for the purpose of investing in securities, and the Funds will not purchase any portfolio securities while any borrowed amounts remain outstanding. Notwithstanding the foregoing, the Bond Fund may enter into options, futures, options on futures, foreign currency exchange contracts and interest rate swap transactions.

     4. Neither Fund will pledge or hypothecate its assets, except to secure borrowings for temporary or emergency purposes.

     5. Neither Fund will act as an underwriter or distributor of securities other than shares of the applicable Fund (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities).

     6. Neither Fund will make loans, except through (i) the acquisition of debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors; or (ii) repurchase agreements and except that the Funds may make loans of portfolio securities to unaffiliated persons who are deemed to be creditworthy if any such loans are secured continuously by collateral at least equal to the market value of the securities loaned in the form of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and provided that no such loan will be made if upon the making of that loan more than 30% of the value of the lending Fund's total assets would be the subject of such loans.

     7. Neither Fund will concentrate 25% or more of its total assets, determined at the time an investment is made, in securities issued by companies primarily engaged in the same industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

     8. Neither Fund will purchase or sell real estate or real estate mortgage loans and will not make any investments in real estate limited partnerships but the Funds may purchase and sell securities that are backed by real estate or issued by companies that invest in or deal in real estate. The Bond Fund may purchase mortgage-backed securities and similar securities in accordance with its investment objectives and policies.

     9. Neither Fund will purchase or sell any interest in any oil, gas or other mineral exploration or development program, including any oil, gas or mineral leases.

     10.  Neither  Fund  will  purchase  or  sell   commodities  or  commodities
contracts, except that the Bond Fund may enter into futures contracts and options on futures contracts.

     Each of the Funds has adopted certain other investment restrictions which are not fundamental policies and which may be changed without shareholder approval. These additional restrictions are as follows:

     1. The Funds will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Funds' investment adviser.

     2. Neither Fund will invest more than 5% of its total assets in securities of any issuer which has a record of less than three (3) years of continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business.

     3. Neither Fund will purchase securities of other investment companies (as defined in the 1940 Act), except as part of a plan of merger, consolidation, reorganization or acquisition of assets.

     4. Neither Fund's investments in illiquid securities will exceed 5% of the value of its net assets.

     5. Neither Fund will make investments for the purpose of exercising control or management of any company.

     6. Neither Fund's investment in warrants, valued at the lower of cost or market, will exceed 5% of the total value of the Fund's net assets. Included within that amount, but not to exceed 2% of the total value of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange.

     With respect to the percentages adopted by the Trust as maximum limitations on the Funds' investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

TRUSTEES, OFFICERS AND THE CATHOLIC ADVISORY BOARD
--------------------------------------------------

     Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the 1940 Act, is indicated by an asterisk.

                                                                                                                  Number of
                                                                                                                Portfolios in
                                                                                                                 Fund Complex
                                      Length of           Position(s) Held    Principal Occupation(s) During     Overseen by
Name, Address and Age                 Time Served         with Trust                   Past 5 Years                Trustee
-----------------------------------------------------------------------------------------------------------------------------

*Gregory J. Schwartz (age 60)         Since Aug. 1992     Chairman/Trustee    Chairman  of Gregory J.  Schwartz       4
3707 W. Maple Road                                                            &   Co.,   Inc.   (a   registered
Bloomfield Hills, MI  48301                                                   broker-dealer)    and    Schwartz
                                                                              Investment     Counsel,     Inc.;
                                                                              partner  of  G&G   Management  (a
                                                                              hedge    fund     manager)    and
                                                                              Schwartz   Devine   Land  Co.  (a
                                                                              real estate  holding company)

*George P. Schwartz, CFA (age 57)     Since Aug. 1992     President/Trustee   President        of      Schwartz       4
3707 W. Maple Road                                                            Investment     Counsel,     Inc.;
Bloomfield Hills, MI  48301                                                   partner  of  G&G  Management  and
                                                                              Schwartz-Devine Land Co.

*Bowie K. Kuhn (age 75)               Since April 2001    Trustee             President   of  The   Kent  Group       4
136 Teal Pointe Lane                                                          (business,  sports and  financial
Ponte Vedra Beach, FL  32082                                                  consultant);   trustee   of   the
                                                                              National  Baseball  Hall  of Fame
                                                                              and Museum
Independent Trustees:

Donald J. Dawson, Jr. (age 56)        Since Jan. 1993     Trustee             Chairman   of   Payroll  1,  Inc.       4
333 West Seventh Street                                                       (payroll processing  services)
Royal Oaks, MI  48067

Fred A. Erb (age 80)                  Since April 1994    Trustee             Chairman   and  Chief   Executive       4
800 Old North Woodward                                                        Officer        of        Edgemere
Bloomfield Hills, MI  48009                                                   Enterprises,    Inc.   (a    real
                                                                              estate   company);   Chairman  of
                                                                              D.I.Y.  Home  Warehouse (a retail
                                                                              building supplies company)

John J. McHale (age 81)               Since Jan. 1993     Trustee             Trustee    of     the    National       4
2014 Royal Fern Court                                                         Baseball Hall of Fame  and Museum
Palm City, FL  34990

Sidney F. McKenna (age 80)            Since Jan. 1993     Trustee             Retired   Senior  Vice  President       4
1173 Banbury Circle                                                           of      United       Technologies
Bloomfield Hills, MI  48302                                                   Corporation    (manufacturer   of
                                                                              aircraft   engines    and   other
                                                                              industrial products)

Executive Officers:

*Gregory J. Schwartz (age 61)         Since Aug. 1992     Chairman/Trustee    Chairman of Gregory  J.  Schwartz
3707 W. Maple Road                                                            &  Co.,   Inc.   (a    registered
Bloomfield Hills, MI  48301                                                   broker-dealer)    and    Schwartz
                                                                              Investment     Counsel,     Inc.;
                                                                              partner  of  G&G   Management  (a
                                                                              hedge     fund    manager)    and
                                                                              Schwartz   Devine  Land   Co.  (a
                                                                              real estate holding company)

*George P. Schwartz, CFA (age 58)     Since Aug. 1992     President/Trustee   President       of       Schwartz
3707 W. Maple Road                                                            Investment    Counsel,      Inc.;
Bloomfield Hills, MI  48301                                                   partner  of  G&G  Management  and
                                                                              Schwartz-Devine  Land Co.

Richard L. Platte, Jr., CFA (age 52)  Since Jan. 1993     Vice President      Executive     Vice     President,
3707 W. Maple Road                                        and Secretary       Secretary   and    Treasurer   of
Bloomfield Hills, MI 48301                                                    Schwartz   Investment    Counsel,
                                                                              Inc.;   adjunct  faculty  member,
                                                                              Lawrence Technological University

Timothy S. Schwartz (age 31)          Since April 2000    Treasurer           Vice   President    of   Schwartz
3707 W. Maple Road                                                            Investment Counsel, Inc.
Bloomfield Hills, MI  48301


*    Gregory J. Schwartz, George P. Schwartz, Richard L. Platte, Jr. and Timothy
     S. Schwartz, as affiliated persons of Schwartz Investment Counsel, Inc., the Fund's investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Bowie K. Kuhn is an "interested person" of the Trust by virtue of his membership on the Catholic Advisory Board. Gregory J. Schwartz and George P. Schwartz are brothers. Timothy S. Schwartz is the son of George P. Schwartz.

     BOARD COMMITTEES. The Board of Trustees has established the following standing committees. The members of each Committee are Donald J. Dawson, Jr., Fred A. Erb, John J. McHale and Sidney F. McKenna.

     o Audit Committee, which oversees the Trust's accounting and financial reporting policies and the independent audit of its financial statements. The Audit Committee has adopted an Audit Committee Charter detailing the functions and responsibilities of the Committee. Since these are no new Funds there have not been any meetings to date.

     o Nominating Committee, which is responsible for nominating any future Trustees of the Trust who are not "interested persons" of the Trust. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees. Since these are no new Funds there have not been any meetings to date.

     TRUSTEES' OWNERSHIP OF FUND SHARES. The following tables show each Trustee's beneficial ownership of shares of the Funds and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of ________, 2003.


                                  Dollar Range of          Aggregate Dollar
                                 Fund Shares Owned      Range of Shares of All
Name of Trustee                      by Trustee       Funds Overseen by Trustee
--------------------------------------------------------------------------------
Gregory J. Schwartz                    None                  over $100,000
George P. Schwartz, CFA                None                  over $100,000
Bowie K. Kuhn                          None                  over $100,000
Donald J. Dawson, Jr.                  None                $50,001-$100,000
Fred A. Erb                            None                  over $100,000
John J. McHale                         None                $50,001-$100,000
Sidney F. McKenna                      None                  over $100,000

     THE CATHOLIC ADVISORY BOARD. The Catholic Advisory Board attempts to ensure that the each Fund's investments are consistent with the core values and teachings of the Roman Catholic Church. Each Board member is actively involved in various Catholic organizations and activities. The members are in contact with many Catholic institutions and clergy and are familiar with the teachings and core values of the Roman Catholic Church. The Catholic Advisory Board reviews the companies selected by the Adviser and/or Sub-Adviser to ensure that the companies operate in a way that is consistent with the teachings and core values of the Roman Catholic Church. The Board evaluates companies using publicly available information, information from the Adviser, and information from shareholders and other sources in making its recommendations.

     Each Fund only invests in equity securities and corporate debt securities if they meet such Fund's religious and investment objectives, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. However, the Adviser does not expect this policy to have a material effect on the Funds' performance, either positively or negatively.

     His Eminence Adam Cardinal Maida is the ecclesiastical advisor to the Catholic Advisory Board, but is not connected to the Funds in any way.

     The following is a list of the members of the Catholic Advisory Board:

                                        Length of               Principal Occupation(s) During
Name, Address and Age                   Time Served             Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
*Bowie K. Kuhn, Chairman (age 76)       Since April 2001        President  of  The  Kent  Group  (business,  sports  and
136 Teal Pointe Lane                                            financial   consulatant);   trustee   of  the   National
Ponte Vedra Beach, FL 32082                                     Baseball Hall of Fame and Museum

Thomas S. Monaghan (age 66)             Since April 2001        Chairman  of the  Ave  Maria  Foundation  (a  non-profit
One Ave Maria Drive                                             foundation  supporting  Roman  Catholic  organizations);
Ann Arbor, MI 48105                                             Chairman  of  Domino's  Farms  Corp.;  prior to December
                                                                1998,  Chairman and Chief Executive  Officer of Domino's
                                                                Pizza, Inc.

Michael J. Novak (age 69)               Since April 2001        Theologian,    author,   columnist   and   former   U.S.
1150 17th Street, NW                                            ambassador;  Director  of Social and  Political  Studies
Washington, DC 20015                                            of the American Enterprise Institute

Paul R. Roney (age 45)                  Since April 2001        Executive   Director   of  the  Ave  Maria   Foundation;
One Ave Maria Drive                                             President  of Domino's  Farms  Corp.;  prior to December
Ann Arbor, MI 48105                                             1998, Treasurer of Domino's Pizza, Inc.

Phyllis S. Schlafy (age 78)             Since April 2001        Author,  columnist and radio  commentator;  President of
7800 Bonhomme Avenue                                            Eagle Forum (an organization  promoting conservative and
St. Louis, MO 63105                                             pro-family values)

Thomas J. Sullivan (age 68)             Since April 2001        Retired  Executive  Vice  President  of the McGraw- Hill
401 Washington Avenue                                           Companies
Avon-by-the-Sea, NJ 07717
* Interested Person

     The Funds will indemnify and hold harmless the members of the Catholic Advisory Board for losses suffered by any person in connection with the Funds, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any member in the performance of his or her duties.

     COMPENSATION OF TRUSTEES AND CATHOLIC ADVISORY BOARD MEMBERS. No director, officer or employee of the Adviser, Sub-Adviser or the Distributor will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Trustee who is not affiliated with the Adviser, Sub-Adviser or the Distributor receives from the Trust an annual retainer of $4,000, payable quarterly, plus a fee of $500 for attendance at each meeting of the Board of Trustees or any committee thereof, plus reimbursement of travel and other expenses incurred in attending meetings. Each member of the Catholic Advisory Board receives a fee of $1,000 for each Advisory Board meeting attended, plus reimbursement of travel and other expenses incurred in attending meetings. The following table provides compensation amounts paid by the Trust during 2002 to Trustees and members of the Catholic Advisory Board (CAB):


                                                                                  Total
                           Aggregate         Pension or     Estimated Annual   Compensation
                         Compensation        Retirement       Benefits Upon   From the Funds
Name and Position       From the Funds    Benefits Accrued      Retirement       and Fund
Complex
---------------------------------------------------------------------------------------------
Gregory J. Schwartz          None                None             None             None
 CHAIRMAN/TRUSTEE
George P. Schwartz           None                None             None             None
 PRESIDENT/TRUSTEE
Donald J. Dawson             None                None             None            $7,000
 TRUSTEE
Fred A. Erb                  None                None             None            $7,000
 TRUSTEE
Bowie K. Kuhn                None                None             None            $6,500
 TRUSTEE/CAB MEMBER
John J. McHale               None                None             None            $7,000
 TRUSTEE
Sidney F. McKenna            None                None             None            $7,000
 TRUSTEE
Thomas S. Monaghan           None                None             None            $1,000
 CAB MEMBER
Michael J. Novak             None                None             None            $1,000
 CAB MEMBER
Paul R. Roney                None                None             None            $1,000
 CAB MEMBER
Phyllis S. Schlafly          None                None             None            $1,000
 CAB MEMBER
Thomas J. Sullivan           None                None             None            $1,000
 CAB MEMBER

THE INVESTMENT ADVISER
----------------------

     Schwartz Investment Counsel, Inc. (the "Adviser"), 3707 W. Maple Road, Bloomfield Hills, Michigan 48301, is the Fund's investment manager. George P. Schwartz, as the controlling shareholder of the Adviser, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Under the terms of the Advisory Agreements between the Trust and the Adviser, the Adviser manages each Fund's investment process. Each Fund pays the Adviser a fee, computed and accrued daily and paid quarterly, at an annual rate of 1% of the Ave Maria Growth Fund's average daily net assets and 0.3% of the Ave Maria Bond Fund's average daily net assets.

     Prior to ______, 2003, the investment adviser to the Predecessor Funds was Aquinas Investment Advisers, Inc., 5310 Harvest Hill Road, Suite 248, Dallas, Texas 75230 ("AIAI"). For the fiscal years ended December 31, 2002, 2001 and 2000, the fees paid to the AIAI for management and investment advisory services were $xxx,xxx (which was net of voluntary fee waivers of $xx,xxx), $239,825 (which was net of voluntary fee waivers of $41,621) and $218,456 (which was net of voluntary fee waivers of $29,249), respectively, for the Predecessor Fund to the Ave Maria Bond Fund, and $xxx,xxx, $622,112 and $672,172, respectively, for the Predecessor Fund to the Ave Maria Growth Fund.

     Each Fund is responsible for the payment of all expenses incurred in connection with the registration of shares and operations of the Fund, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of each Fund, fees and expenses of members of the Board of Trustees who are not affiliated with the Adviser, Sub-Adviser and Distributor, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, such as litigation to which the Funds may be a party. The Funds may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Adviser are paid by the Adviser, except that the Funds reimburse all officers and Trustees, including those who may be officers, directors, employees or stockholders of the Adviser, for actual reasonable out-of-pocket costs related to attending meetings of the Trust's Trustees.

     The Adviser has contractually agreed to waive a portion of its advisory fees or to reimburse the Funds' operating expenses to the extent necessary so that the Ave Maria Growth Fund's ordinary operating expenses (excluding interest, taxes, brokerage costs, litigation, and other extraordinary costs) do not exceed an amount equal to 1.5% annually of its average net asset, and so that the Ave Maria Bond Fund's ordinary operating expenses (excluding interest, taxes, brokerage costs, litigation, and other extraordinary costs) do not exceed an amount equal to 0.60% and 0.40% annually of its average net assets allocable to Class R shares and Class I shares, respectively. This expense limitation agreement remains in effect until at least May 1, 2007. Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years from the end of the fiscal year during which such waivers or reimbursements occurred, provided a Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of such Fund.

     By their terms, the Advisory Agreements will remain in force until ____, 2005 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreements may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Adviser. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

     In approving the Advisory Agreements, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements. The principal areas of review by the Trustees were the nature and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services.

     The Trustees' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through meetings with and reports of the Adviser's senior management, portfolio managers and administrative personnel over the course of the preceding year. The Trustees also considered the scope and quality of the in-house research capabilities of the Adviser and other resources dedicated to performing services for the Funds. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Funds' other service providers, were considered. The Trustees also considered the business reputation of the Adviser and its financial resources. In evaluating each Fund's proposed advisory fees, the Trustees took into account the complexity of the investment management of such Fund.

     No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the Advisory Agreements. Rather the Trustees concluded, in light of a weighing and balancing of all factors considered, that the Advisory Agreement for each Fund was in the best interest of such Fund.

THE SUB-ADVISER
---------------

     The Adviser, with the approval of the Board of Trustees, has retained JLB & Associates, Inc. (the "Sub-Adviser") to serve as the discretionary portfolio manager of the Ave Maria Growth Fund. The Sub-Adviser is a Michigan corporation with its principal address at 44670 Ann Arbor Road, Suite 190, Plymouth, Michigan 48170. James L. Bashaw is the controlling shareholder of the Sub-Adviser.

     Under the terms of a Sub-Advisory Agreement, the Sub-Adviser is responsible for selecting the portfolio securities for investment by the Ave Maria Growth
Fund, purchases and sells securities of the Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Adviser. The Adviser (not the Fund) pays the Sub-Adviser a fee at an annual rate of 0.4% of the value of the Ave Maria Growth

Fund's average daily net assets. The Sub-Adviser's fee will be reduced by a portion of any fee waivers or expense reimbursements by the Adviser with respect to the Ave Maria Growth Fund.

     By its terms, the Sub-Advisory Agreement will remain in force until ______, 2005 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Ave Maria Growth Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the trust, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser or the Sub-Adviser. The Sub-Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

     In approving the Sub-Advisory Agreement, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Trustees were the nature and quality of the services provided by the Sub-Adviser, the resources dedicated by the Sub-Adviser to performing services for the Fund, the financial condition and business reputation of the Sub-Adviser, the experience and performance of the Sub-Adviser in managing portfolios in a style similar to that of the Fund, and the reasonableness of the fees charged by the Sub-Adviser. The Trustees concluded, in light of a weighing and balancing of all factors considered, that the Sub-Advisory Agreement was in the best interest of the Ave Maria Growth Fund.

SHAREHOLDER SERVICING PLAN
--------------------------

     The Funds have adopted a Shareholder Servicing Plan (the "Plan") to permit the Funds to pay compensation to broker-dealers and other financial intermediaries whose clients invest in the Funds. The Funds may incur expenses under the Plan in an amount not to exceed .25% per annum of the average daily net assets. The Adviser may from time to time from its own resources make payments to broker-dealers or other persons for account administration and personal and account maintenance services to Fund shareholders.

         The Plan will continue in effect from year to year, provided such continuance is approved annually by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"). The Plan may be terminated at any time without payment of any penalty by vote of a majority of the Independent Trustees. In the event the Plan is terminated in accordance with its terms, the Funds will not be required to make any payments for expenses incurred after the termination date. The Plan may not be amended to increase materially the amount to be spent under the Plan without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

     Expenditures made under the Plan will not benefit all shareholders equally because the types of services provided under the Plan are already being paid for by some shareholders. In approving the Plan, the Trustees determined, in the exercise of their business judgment and inlight of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Board of Trustees believes that expenditure of each Fund's assets for service fees under the Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for service fees will be realized. While the Plan is in effect, all amounts spent by the Funds pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period

THE DISTRIBUTOR
---------------

     Schwartz Fund Distributors, Inc. (the "Distributor"), 3707 W. Maple Road, Bloomfield Hills, Michigan 48301, is a wholly-owned subsidiary of the Adviser and the principal underwriter of shares of the Funds. The Distributor is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor pays from its own resources promotional expenses in connection with the distribution of the Funds' shares and any other expenses incurred by it in the performance of its obligations under the Underwriting Agreement with the Trust.

     By its terms, the Underwriting Agreement will remain in force until January 28, 2004 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Underwriting Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Distributor. The Underwriting Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

     Gregory J. Schwartz, George P. Schwartz, Timothy S. Schwartz and Richard L. Platte, Jr. are affiliated persons of both the Trust and the Distributor.

SECURITIES TRANSACTIONS
-----------------------

     Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Adviser or the Sub-Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Adviser/Sub-Adviser seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The

Adviser/Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. For the fiscal years ended December 31, 2002, 2001 and 2000, the Predecessor Fund to the Ave Maria Growth Fund paid brokerage commissions of $xxx,xxx, $114,883 and $99,660, respectively. The Predecessor Fund to the Ave Maria Bond Fund did not pay any brokerage commissions during the last three fiscal years.

     The Adviser/Sub-Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Adviser/Sub-Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser/Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's/Sub-Adviser's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Adviser/Sub-Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom a Fund effects securities transactions may be used by the Adviser/Sub-Adviser in servicing all of its accounts and not all such services may be used by the Adviser/Sub-Adviser in connection with the Funds.

     The Adviser/Sub-Adviser may aggregate purchase and sale orders for a Fund and its other clients if it believes such aggregation is consistent with its duties to seek best execution for the Fund and its other clients. The Adviser/Sub-Adviser will not favor any advisory account over any other account, and each account that participates in an aggregated order will participate at the average share price for all transactions of the Adviser/Sub-Adviser in that security on a given business day, with all transaction costs shared on a pro rata basis.

     The Funds has no obligation to deal with any broker or dealer in the execution of securities transactions. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with any brokerage firms, brokerage business may be transacted from time to time with various firms. Neither the Distributor nor affiliates of the Trust, the Adviser, the Sub-Adviser or the Distributor will receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with any brokers.

CODE OF ETHICS. The Trust, the Adviser, Sub-Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which permits personnel to invest in securities for their own accounts, subject to certain conditions, including securities that may be purchased or held by the Fund. The Codes of Ethics adopted by the Trust, the Adviser, the Sub-Adviser and the Distributor are on public file with, and are available from, the Securities and Exchange Commission.

PORTFOLIO TURNOVER
------------------

     Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year, exclusive of short-term investments, by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and may result in the Fund recognizing greater amounts of income and capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. See "Taxes." The Adviser/Sub-Adviser anticipates that the Fund's portfolio turnover rate normally will not exceed 100%. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period.

     Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser/Sub-Adviser believes that portfolio changes are appropriate. For the fiscal years ended December 31, 2002, 2001 and 2000, the Predecessor Fund to the Ave Maria Growth Fund had a portfolio turnover rate of __%, __% and __%, respectively, and the Predecessor Fund to the Ave Maria Bond Fund had a portfolio turnover rate of __%, __% and __%, respectively.

CALCULATION OF SHARE PRICE
--------------------------

     The share price (net asset value) of the shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE") (currently 4:00 p.m., Eastern time) on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected.

     In valuing the assets of each Fund for purposes of computing net asset value, portfolio securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter market are valued on the basis of the last sale price as reported by NASDAQ. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by the Board of Trustees. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Funds. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

SPECIAL SHAREHOLDER SERVICES
----------------------------

     As noted in the Prospectus, the Funds offer the following shareholder services:

         REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

     AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables investors to make regular monthly or bi-monthly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the checking account for the amount specified ($50 minimum) which will be automatically invested in shares at the public offering price on or about the fifteenth and/or the last business day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

     AUTOMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $5,000 or more may establish an Automatic Withdrawal Plan. A shareholder may receive monthly, quarterly, semi-annual or annual payments, in amounts of not less than $50 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Payments may be made directly to an investor's account with a commercial back or other depository institution via an Automated Clearing House ("ACH") transaction.

     Instructions for establishing this service are available by calling the Fund. Payment may also be made by check made payable to the designated recipient and mailed within 7 days of the redemption date. If the designated recipient is other than registered shareholder, the signature of each shareholder must be guaranteed on the instructions (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Investors should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and that the redemption of shares to make withdrawal payments may result in realized long-term or short-term capital gains or losses. The Automatic Withdrawal Plan may be terminated at any time by the Fund upon sixty days' written notice or by an investor upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-888-726-9331 or by writing to:

                            Schwartz Investment Trust
                               3707 W. Maple Road
                        Bloomfield Hills, Michigan 48301

     The contingent deferred sales load is waived for shareholders systematically redeeming Fund shares under the Automatic Withdrawal Plan. In order to qualify for this waiver, the total annual redemptions under the Plan may not exceed 15% of the initial value of the Fund shares when the Plan is established.

     EXCHANGE OF SHARES. You may exchange shares of one Ave Maria Fund for those of another Ave Maria Fund, excluding Class I shares of the Bond Fund. Class I shares of the Bond Fund require a minimum investment of $5 million, you must meet the minimum investment amount before you may exchange into that class. Note that an exchange is treated as an ordinary sale and purchase for federal income tax purposes; you may realize a capital gain or loss.

     You may request an exchange in writing or by phone. Call 1-888-726-9331.

     Each Fund redeems shares at the net asset value next calculated after the transfer agent receives your exchange request. A Fund will assess the 1.00% CDSC on exchanges between any of the Ave Maria Funds within the first year of the purchase date. The shares you want to acquire will be purchased at the net asset value next calculated after the transfer agent receives your request in proper form.

     Each Fund reserves the right to terminate without notice the exchange privilege of any shareholder, broker, investment adviser or agent who requests more than ___ exchanges in a calendar year, for oneself or one's customers. Each Fund will consider the number of exchanges requested, the time within which requests are made, and the level of expense to the Fund or adverse effects to other shareholders.

     TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registrated owner(s) exactly as the signature(s) appear(s) on the account registrations; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see "How to Redeem Shares" in the Prospectus); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

TAXES
-----

     The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal taxes.

     The Funds have qualified and intend to continue to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of a Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if a Fund's investment is limited in respect to any issuer to an amount not greater than 5% of a Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of a Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     Each Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. At December 31, 2001, the Fixed Income Fund had accumulated capital loss carryforwards of $318,743 expiring in 2008. The Growth Fund had accumulated capital loss carryforwards of $3,221,868 expiring in 2009. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforward.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     Each Fund is required to withhold and remit to the U.S. Treasury a portion (currently 30%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

     Each Fund, when it is deemed to be in the best interests of the Fund's shareholders, may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

From time to time, each Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P (1 + T)n + ERV


Where:

P =      a hypothetical initial payment of $1,000
T =      average annual total return
n =      number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1,5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions and the deduction from the ending redeemable value of the applicable deferred sales load at the times, in the amounts, and under the terms disclosed in the Prospectus. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

The Funds may also quote average annual total return over the specified  periods
(i) after taxes on Fund distributions and (ii) after taxes on Fund distributions and redemption of Fund shares at the end of the period. The calculations assume deduction of all taxes due on such Fund distributions. The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the computation and, in the case of returns after taxes on distributions and redemption of Fund shares, includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption. After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution. The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions). The tax rates may vary over the course of the measurement period. State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Funds past performance, before and after taxes, is not necessarily an indication of how the Funds will perform in the future.

     Each Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable contingent deferred sales load which, if included, would reduce total return. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by a Fund's average annual total returns as described above.

     From time to time the Funds may advertise their performance rankings as published by recognized independent mutual fund statistical services such as Morningstar, Inc. or Lipper, Inc., or by publications of general interest such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S or FORTUNE. The Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within their categories as determined by Morningstar or Lipper, or recognized indicators such as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Russell 2000 Index, the NASDAQ Composite Index and the Value Line Composite Index. In connection with a ranking, the Funds may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Funds may also present its performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Adviser's view of current or past market conditions or historical trends.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by a Fund to calculate its performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

CUSTODIAN
---------

     The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, has been retained to act as Custodian for the Funds' investments. As custodian, the Fifth Third Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------

     The firm of Deloitte & Touche LLP, 1700 Courthouse Plaza Northeast, Dayton, Ohio 45402, has been selected as independent auditors for the Trust for the fiscal year ending December 31, 2003. Deloitte & Touche LLP performs an annual audit of the Funds financial statements and advises each Fund as to certain accounting matters.

LEGAL COUNSEL
-------------

     Sullivan & Worcester LLP, 1666 K Street, NW, Washington, D.C. 20006, serves as counsel to the Trust and its Independent Trustees.

TRANSFER AGENT
--------------

     The Funds' transfer agent, Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, maintains the records of each shareholder's account, processes purchases and redemptions of a Fund's shares and acts as dividend and distribution disbursing agent. Ultimus also provides administrative services to the Funds, calculates daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. For the performance of these services, The Growth Fund pays Ultimus a fee at the annual rate of 0.15% of the average value of its daily net assets and the Bond Fund pays Ultimus a fee at the annual rate of
0.10% of the average value of its daily net assets. The Growth Fund is responsible for a minimum fee of $4,000 per month while the Bond Fund is
responsible  for  $5,500  per  month  minimum.  In  addition,   the  Funds  pays
out-of-pocket expenses, including but not limited to, postage, stationery, checks, drafts, forms, reports, record storage, communication lines and the costs of external pricing services.

     Prior to _______, 2003, Sunstone Financial Group, Inc. ("Sunstone") served as the Funds' administrator and fund accounting agent. For the fiscal years ended December 31, 2002, 2001 and 2000, the fees paid to Sunstone by the Predecessor Fund to the Ave Maria Bond Fund were $xx,xxx, $79,844 and $67,441, respectively, and the fees paid to Sunstone by the Predecessor Fund to the Ave Maria Growth Fund were $xxx,xxx, $105,849 and $109,801, respectively.

     Prior to May __, 2003, DST Systems, Inc., P.O. Box 219533, Kansas City, Missouri, 64121-9533, acts as the Funds' transfer agent and dividend disbursing agent.


FINANCIAL STATEMENTS
--------------------

     The financial statements of the Funds, which have been audited by _____________, are incorporated herein by reference to the annual report of the Funds dated December 31, 2002.

APPENDIX
--------

     THE RATINGS OF MOODY'S INVESTORS SERVICE, INC. AND STANDARD & POOR'S RATINGS GROUP FOR CORPORATE BONDS IN THE FUNDS MAY INVEST ARE AS FOLLOW:

     Moody's Investors Service, Inc.
     -------------------------------

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC and CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C - The rating C is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR PREFERRED STOCKS IN WHICH THE FUNDS MAY INVEST ARE AS FOLLOWS:

     Moody's Investors Service, Inc.
     -------------------------------

     aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba - An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b - An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa - An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca - An issue rated ca is speculative to a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c - An issue rated c is the lowest rated class of preferred stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA - A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

     BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

     BB, B and CCC - Preferred stock rated BB, B and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. CC - The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     C - A preferred stock rated C is a non-paying issue.

     D - A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

                            SCHWARTZ INVESTMENT TRUST

PART C. OTHER INFORMATION
        -----------------

Item 23. Exhibits
         --------

          (a)  Agreement  and  Declaration  of  Trust--Incorporated   herein  by
               reference to Registrant's Post-Effective Amendment No. 11 filed on April 19, 2001

          (b)  Bylaws--Incorporated   herein  by   reference   to   Registrant's
               Post-Effective Amendment No. 11 filed on April 19, 2001

          (c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws

          (d) (i) Advisory Agreement (with respect to the Schwartz Value Fund) with Schwartz Investment Counsel, Inc.--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 filed on April 19, 2001

               (ii) Advisory  Agreement (with respect to the Ave Maria  Catholic
                    Values Fund) with Schwartz Investment Counsel, Inc.--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on May 1, 2001

               (iii)Advisory  Agreement  (with  respect to the Ave Maria  Growth
                    Fund)  with  Schwartz  Investment   Counsel,   Inc.--  Filed
                    herewith

               (iv) Sub-Advisory Agreement (with respect to the Ave Growth Fund)
                    with JLB & Associates, Inc. -- Filed herewith

               (v) Advisory Agreement (with respect to the Ave Maria Bond Fund) with Schwartz Investment Counsel, Inc. -- Filed herewith

          (e)  (i)  Underwriting  Agreement  with  Schwartz  Fund  Distributors,
                    Inc.--Incorporated herein  by  reference   to   Registrant's
                    Post-Effective Amendment No. 13 filed on April 1, 2002

               (ii) Form of Dealer's Agreement--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 filed on April 1, 2002

               (iii)Sub-Distribution  Agreement with Schwartz Fund Distributors,
                    Inc. and Quasar Distributors, LLC--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 filed on April 1, 2002

          (f)  Inapplicable

          (g) Custody Agreement with the Fifth Third Bank--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 filed on April 19, 2001

          (h) (i) Mutual Fund Services Agreement with Ultimus Fund Solutions, LLC - Incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 filed on February 15, 2001

               (ii) Expense  Limitation   Agreement  with  Schwartz   Investment
                    Counsel, Inc. on behalf of Ave Maria Bond Fund and Ave Maria Growth Fund - Filed herewith

          (i)  (i)  Opinion  and  Consent of  Counsel relating  to  Issuance  of
                    Shares--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 filed on April 19, 2001

               (ii) Opinion and  Consent of  Counsel  relating  to  Issuance  of
                    Shares - Filed herewith

          (j) Consent of Independent Public Accountants -- To be filed with a later amendment

          (k)  Inapplicable

          (l) Agreement Relating to Initial Capital--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 filed on April 19, 2001

          (m) Shareholder Servicing Plan (with respect to the Ave Maria Catholic Values Fund)--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 filed on April 1, 2002

          (n)  Inapplicable

          (o)  Inapplicable

          (p) (i) Codes of Ethics of Registrant and Schwartz Investment Counsel, Inc.--Filed herewith

               (ii) Code   of   Ethics   of    Schwartz    Fund    Distributors,
                    Inc.--Incorporated   herein  by  reference  to  Registrant's
                    Post-Effective Amendment No. 13 filed on April 1, 2002

               (iii)Code of Ethics  of JLB &  Associates,  Inc.--To  be Filed by
                    Amendment

          (q) (i) Powers of Attorney for Donald J. Dawson, Jr., Fred A. Erb, John J. McHale and Sidney F. McKenna--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 filed on April 19, 2001

               (ii) Power of Attorney for Bowie K. Kuhn--Incorporated  herein by reference to Registrant's Post-Effective Amendment No. 13 filed on April 1, 2002

Item 24. Persons Controlled by or Under Common Control with Registrant.
         --------------------------------------------------------------
          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification
         ---------------
          Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

          "Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

          Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, its Adviser and its Underwriter. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Trustees and officers of Registrant will not seek recovery of losses under the policy without having first received an opinion of counsel of Registrant or a decision from a court of appropriate jurisdiction that recovery under the policy is not contrary to public policy as expressed in Section 17(h) of the 1940 Act or otherwise.

          The Advisory Agreements with Schwartz Investment Counsel, Inc. (the "Adviser") provide that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Agreement, or in accordance with (or in the absence of) specific directions or instructions from Registrant, provided, however, that such acts or omissions shall not have resulted from Adviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under the Agreement or breach of its duty or of its obligations thereunder.

          The Sub-Advisory Agreement with JLB & Associates, Inc. (the "Sub-Adviser") provide that the Sub-Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Agreement, or in accordance with (or in the absence of) specific directions or instructions from Registrant, provided, however, that such acts or omissions shall not have resulted from Sub-Adviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Sub-Adviser in its actions under the Agreement or breach of its duty or of its obligations thereunder.

          The Underwriting Agreement with Schwartz Fund Distributors, Inc. (the "Distributor") provides that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

          Notwithstanding any provisions to the contrary in Registrant's Agreement and Declaration of Trust, in Ohio law or in the Advisory
          Agreement and the Underwriting Agreement, Registrant will not indemnify its Trustees and officers, the Adviser or the Distributor for any liability to the Registrant or its shareholders to which such persons would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of Registrant as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion. Registrant may advance attorneys' fees or other expenses incurred by the indemnitee in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification, so long as one of the following conditions is met: (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Item 26. Business and Other Connections of the Investment Adviser
         --------------------------------------------------------

          1. (a) The Adviser has been registered as an investment adviser since 1988 and has assets under management of approximately $315 million as of December 31, 2002.

               (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

                    (i)  Gregory J.  Schwartz -  President  and Chief  Executive
                         Officer  of  Gregory  J.   Schwartz  &  Co.,  Inc.  (an
                         investment banking firm)

                    (ii) George P. Schwartz - None

                    (iii) Richard L. Platte, Jr. - None

                    (iv) Robert M. Dailey - None

                    The business address of each director and officer of the Adviser is 3707 W. Maple Road, Bloomfield Hills, Michigan 48301.

          2. (a) The Sub-Adviser has been registered as an investment adviser since 1983 and has assets under management of approximately $357 million as of December 31, 2002.

               (b) The directors and officers of the Sub-Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

                    (i)  James L. Bashaw - None

                    (ii) James E. Bashaw - None

                    (iii) Sally J. Bashaw - None

                    (iv) Christopher R. Szydlowski - None

                    The business address of each director and officer of the Sub-Adviser is 44670 Ann Arbor Rd, Ste 190, Plymouth, Michigan 48170

Item 27. Principal Underwriters
         ----------------------

          (a)  Inapplicable

                                       Position with                          Position with
          (b)  Name                    Distributor                            Registrant
               ----                    -----------                            ----------

               Timothy S. Schwartz     Chairman/Treasurer/Director            Treasurer
               Robert C. Schwartz      CEO/President/Secretary/Director       None

          The address of each of the above-named persons is 3707 W. Maple Road, Bloomfield Hills, Michigan 48301.

          (c)  Inapplicable

Item 28.  Location of Accounts and Records
          --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 3707 W. Maple Road, Bloomfield Hills, Michigan 48301, or at the offices of the Registrant's transfer agent located at 135 Merchant Street, Suite 230, Cincinnati,

          Ohio 45246, or at the offices of the Registrant's custodian located at 38 Fountain Square Plaza, Cincinnati, Ohio 45202.

Item 29.  Management Services Not Discussed in Parts A or B
          -------------------------------------------------
          Inapplicable

Item 30.  Undertakings
          ------------
          Inapplicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomfield Hills and State of Michigan on the 14th day of February, 2003.

                                           SCHWARTZ INVESTMENT TRUST

                                           By:  /s/  George P. Schwartz
                                                ---------------------------
                                                George P. Schwartz
                                                President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                            Title                        Date
/s/  Gregory J. Schwartz                      Chairman of                  February 14, 2003
--------------------------------------        the Board and Trustee
Gregory J. Schwartz

/s/  George P. Schwartz                       President                    February 14, 2003
--------------------------------------        and Trustee
George P. Schwartz

/s/  Richard L. Platte, Jr.                   Vice President,              February 14, 2003
--------------------------------------        Secretary and Treasurer
Richard L. Platte, Jr.

--------------------------------------        Trustee                      /s/ George P. Schwartz
Donald J. Dawson, Jr.*                                                     -----------------------
                                                                           George P. Schwartz
                                                                           Attorney-in-fact*
--------------------------------------        Trustee                      February 14, 2003
Fred A. Erb*

--------------------------------------        Trustee
Bowie K. Kuhn*

--------------------------------------                Trustee
John J. McHale*

--------------------------------------                Trustee
Sidney F. McKenna*

                                INDEX TO EXHIBITS
                                -----------------

     d.   (iii) Advisory  Agreement  (with respect to the Ave Maria Growth Fund)
                with Schwartz Investment Counsel, Inc.-- Filed herewith

          (iv) Sub-Advisory Agreement (with respect to the Ave Growth Fund) with JLB & Associates, Inc. -- Filed herewith

          (v) Advisory Agreement (with respect to the Ave Maria Bond Fund) with Schwartz Investment Counsel, Inc. -- Filed herewith

     h.   (ii) Expense   Limitation   Agreements   with    Schwartz   Investment
               Counsel, Inc. on behalf of Ave Maria Bond Fund and Ave Maria Growth Fund - Filed herewith

     i.   (ii) Opinion  and  Consent  of   Counsel  relating   to   Issuance  of
               Shares - Filed herewith